COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	$ 1,278	$ 1,352	$ 2,501	$ 2,688
Depreciation expense	436	480	847	954
Royalty expense	128	115	244	215
Mining and production taxes expense	25	21	48	37
Community relations	11	11	23	21
Cost of sales	1,878	1,979	3,663	3,915
Inventory write-down	0	11	1	33
Gold
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	1,179	1,268	2,276	2,509
Depreciation expense	359	401	701	808
Royalty expense	103	99	198	187
Mining and production taxes expense	25	21	48	37
Community relations	10	10	21	19
Cost of sales	1,676	1,799	3,244	3,560
Copper
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	99	84	225	179
Depreciation expense	68	71	128	131
Royalty expense	25	16	46	28
Mining and production taxes expense	0	0	0	0
Community relations	1	1	2	2
Cost of sales	193	172	401	340
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	0	0	0	0
Depreciation expense	9	8	18	15
Royalty expense	0	0	0	0
Mining and production taxes expense	0	0	0	0
Community relations	0	0	0	0
Cost of sales	$ 9	$ 8	$ 18	$ 15